Leasing Activities (Tables)	12 Months Ended
Dec. 02, 2012
Leasing Activities
Schedule of minimum future rental income	The following is a schedule of minimum future rental income at December 2, 2012 (in thousands):

Fiscal Year
2013	$886
2014	886
2015	886
2016	886
2017	886
Thereafter	4,539

$8,969